Loss Per Share	12 Months Ended
Dec. 31, 2022
Loss Per Share
Loss Per Share

18. Loss Per Share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 for the years ended December 31, 2020, 2021 and 2022 as follows:

	For the year ended December 31,
	2020	2021	2022	2022
				US$
	RMB	RMB	RMB	Note 2(e)
Numerator:
Net loss	(1,649,174)	(3,849,838)	(1,523,564)	(220,897)
Net loss attributable to non-controlling interests’ shareholders	—	(112)	(12,683)	(1,839)
Net loss attributed to Missfresh Limited	(1,649,174)	(3,849,726)	(1,510,881)	(219,058)
Accretion of convertible redeemable preferred shares to redemption value	(508,321)	(313,680)	—	—
Accretion of convertible redeemable non-controlling preferred shares to redemption value	(6,750)	(4,296)	—	—
Deemed dividends to convertible redeemable non-controlling preferred shareholders	—	—	—	—
Net loss attributable to ordinary shareholders of Missfresh Limited	(2,164,245)	(4,167,702)	(1,510,881)	(219,058)
Denominator:
Weighted average number of ordinary shares outstanding*	98,647,803	408,600,180	687,808,568	687,808,568
Net loss per ordinary share
—Basic	(21.94)	(10.20)	(2.20)	(0.32)
—Diluted	(21.94)	(10.20)	(2.20)	(0.32)
*	Vested restricted shares units are considered outstanding in the computation of basics loss per share.